Borrowings and lease liabilities	12 Months Ended
Jun. 30, 2023
Borrowings and lease liabilities [Abstract]
Borrowings and lease liabilities
Note 17.  Borrowings and lease liabilities
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Current liabilities
Mining hardware finance	-	61,988
Capitalized borrowing costs - mining hardware finance	-	(1,774)
Mining hardware finance accrued interest	-	189
Lease liability	192	81

	192	60,484
Non-current liabilities
Mining hardware finance	-	47,421
Capitalized borrowing costs – mining hardware finance	-	(803)
Lease liability	1,256	1,185

	1,256	47,803

	1,448	108,287

Mining hardware finance
Prior to 30 June 2022, three of the Group’s subsidiaries (namely, IE CA 2 Holdings Ltd., IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd) entered into separate limited recourse equipment finance and security agreements with third-party financiers. During the year ended 30 June 2023, IE CA 2 Holdings Ltd. repaid the outstanding amounts under its respective facilities with the third-party lender.

On 4 November 2022, IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd received notices of defaults from the lender under their respective limited recourse facilities alleging the occurrence of certain defaults and potential events of default and purporting to declare the loans under each of the Non-Recourse SPV facilities immediately due and payable. The Group subsequently lost control of IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd. on appointment of a receiver to these entities (refer to note 27 for further details).

Lease liabilities
The Group’s lease liabilities include a 30-year lease of a site in Prince George, B.C., Canada, a 3-year lease of a corporate office in Sydney, Australia and a 5-year corporate office lease in Vancouver, B.C., Canada. A reconciliation of lease liabilities is set out below, an undiscounted contractional maturity analysis of lease liabilities is included in Note 24.

Reconciliation	US$’000
Balance as at 1 July 2021	1,010
Additions	297
Lease charges	(106)
Finance charges	101
Exchange differences	(36)
Balance as at 30 June 2022	1,267
Additions	390
Lease charges	(332)
Finance charges	166
Exchange differences	(42)
Balance as at 30 June 2023	1,448
Current portion	192
Non-current portion	1,256